Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	[1]	¥ 18,769,793	¥ 18,795,480
Total capital (to risk-weighted assets): Actual ratio	[1]	16.03%	16.56%
Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 16,276,301	¥ 16,251,749
Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	13.90%	14.32%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 14,322,407	¥ 14,284,945
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	12.23%	12.58%
Leverage Ratio: Actual amount	[2]	¥ 16,276,301
Leverage Ratio: Actual ratio	[2]	4.94%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 14,097,771	¥ 12,492,344
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	12.04%	11.01%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 11,755,949	¥ 10,223,072
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	10.04%	9.01%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 9,999,582	¥ 8,521,118
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	8.54%	7.51%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 9,871,460
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%
Consolidated, MUFG [Member] | FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes			4.50%
Capital conservation buffer		2.50%	1.875%
G-SIB surcharge		1.50%	1.125%
Countercyclical buffer		0.04%	0.04%
Consolidated, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 14,632,620	¥ 14,470,240
Total capital (to risk-weighted assets): Actual ratio		14.42%	15.90%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 12,639,454	¥ 12,374,074
Tier 1 capital (to risk-weighted assets): Actual ratio		12.46%	13.59%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,990,820	¥ 10,788,381
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		10.83%	11.85%
Leverage Ratio: Actual amount	[2]	¥ 12,639,454
Leverage Ratio: Actual ratio	[2]	4.63%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 8,114,105	¥ 7,280,570
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 6,085,579	¥ 5,460,427
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,564,184	¥ 4,095,321
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 8,189,494
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%
Consolidated, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,213,195	¥ 2,545,648
Total capital (to risk-weighted assets): Actual ratio		24.40%	20.03%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,928,955	¥ 2,245,853
Tier 1 capital (to risk-weighted assets): Actual ratio		21.26%	17.67%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,775,565	¥ 2,060,107
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		19.57%	16.21%
Leverage Ratio: Actual amount	[2]	¥ 1,928,955
Leverage Ratio: Actual ratio	[2]	5.09%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 725,540	¥ 1,016,420
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 544,155	¥ 762,315
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 408,116	¥ 571,736
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 1,135,795
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%
Stand-alone, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 13,560,583	¥ 13,211,327
Total capital (to risk-weighted assets): Actual ratio		15.58%	16.90%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 11,773,839	¥ 11,344,078
Tier 1 capital (to risk-weighted assets): Actual ratio		13.53%	14.51%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,172,206	¥ 9,802,445
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		11.69%	12.54%
Leverage Ratio: Actual amount	[2]	¥ 11,773,839
Leverage Ratio: Actual ratio	[2]	4.84%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 6,959,207	¥ 6,252,458
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 5,219,405	¥ 4,689,344
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 3,914,554	¥ 3,517,008
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 7,284,812
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%
Stand-alone, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,195,098	¥ 2,529,316
Total capital (to risk-weighted assets): Actual ratio		24.25%	19.88%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,911,237	¥ 2,232,760
Tier 1 capital (to risk-weighted assets): Actual ratio		21.12%	17.55%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,758,237	¥ 2,057,760
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		19.42%	16.18%
Leverage Ratio: Actual amount	[2]	¥ 1,911,237
Leverage Ratio: Actual ratio	[2]	5.55%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 723,953	¥ 1,017,331
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 542,965	¥ 762,998
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 407,224	¥ 572,249
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 1,031,484
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%

[1]	Effective March 31, 2016, the FSA's capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 1.875% and a G-SIB surcharge of 1.125% as of March 31, 2018 and a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2019. As of the same date, the countercyclical buffer applicable to MUFG is 0.04%.
[2]	Effective as of March 31, 2019, the minimum leverage ratio requirement was adopted by the FSA.